Investment Portfolioas of March 31, 2025 (Unaudited)
DWS CROCI® International VIP
	Shares	Value ($)

Common Stocks 98.1%
Australia 2.5%
BHP Group Ltd. (Cost $1,970,253)	81,409	1,942,610
Austria 0.4%
Verbund AG (Cost $330,784)	4,410	312,505
Denmark 2.9%
AP Moller - Maersk A/S "B"	572	1,000,032
Danske Bank A/S	31,122	1,018,761
Pandora A/S	1,339	205,762
(Cost $1,953,199)		2,224,555
Finland 1.9%
Fortum Oyj	10,254	167,824
Nokia Oyj	239,938	1,261,933
Nordea Bank Abp (a)	6,374	81,289
(Cost $1,172,323)		1,511,046
France 9.3%
BNP Paribas SA	5,212	436,095
Cie de Saint-Gobain SA	3,518	351,280
Cie Generale des Etablissements Michelin SCA	7,700	270,450
Credit Agricole SA	69,599	1,268,337
Engie SA	19,625	382,746
Sanofi SA	12,030	1,331,037
Teleperformance SE	4,294	432,637
Television Francaise 1 SA	124,113	1,207,809
TotalEnergies SE	17,580	1,135,294
Vinci SA	3,490	440,123
(Cost $5,640,179)		7,255,808
Germany 3.5%
Bayer AG (Registered)	2,609	62,565
Beiersdorf AG	1,577	203,883
Brenntag SE	5,593	362,987
Deutsche Post AG	6,145	263,971
HOCHTIEF AG	2,697	463,145
Infineon Technologies AG	36,567	1,221,276
Siemens AG (Registered)	369	85,494
TUI AG*	11,448	79,072
(Cost $2,424,822)		2,742,393
Hong Kong 2.3%
Hong Kong & China Gas Co., Ltd.	1,481,000	1,273,591
Johnson Electric Holdings Ltd.	73,500	148,022
Yue Yuen Industrial Holdings Ltd.	238,000	381,297
(Cost $1,760,242)		1,802,910

Ireland 0.4%
DCC PLC (Cost $275,104)	4,063	271,675
Israel 0.7%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $289,638)	35,346	543,268
Italy 3.6%
Enel SpA	11,681	94,911
Intesa Sanpaolo SpA	170,160	877,937
UniCredit SpA	32,531	1,827,035
(Cost $1,165,038)		2,799,883
Japan 24.2%
ANA Holdings, Inc. (a)	15,300	282,941
Astellas Pharma, Inc.	43,400	421,173
Central Japan Railway Co.	3,200	61,190
Daikin Industries Ltd.	900	97,675
Dentsu Group, Inc.	11,900	263,748
Kansai Electric Power Co., Inc.	20,100	238,907
Komatsu Ltd.	37,500	1,090,790
Nintendo Co., Ltd.	19,900	1,352,814
Nitto Denko Corp.	48,400	896,525
Ono Pharmaceutical Co., Ltd. (a)	42,100	452,500
Otsuka Holdings Co., Ltd.	33,600	1,752,028
Sekisui House Ltd.	74,100	1,661,992
Seven & i Holdings Co., Ltd.	27,500	399,353
Shin-Etsu Chemical Co., Ltd.	14,600	417,812
Shionogi & Co., Ltd.	215,000	3,235,611
Sony Group Corp.	50,000	1,277,640
Subaru Corp.	98,400	1,761,788
Sumitomo Corp.	2,800	63,605
Suzuki Motor Corp.	17,500	214,436
Takeda Pharmaceutical Co., Ltd. (a)	79,100	2,342,244
Toyota Motor Corp.	29,300	517,454
(Cost $16,950,465)		18,802,226
Luxembourg 6.2%
ArcelorMittal SA	108,382	3,128,825
Tenaris SA	86,104	1,689,170
(Cost $4,114,838)		4,817,995
Singapore 7.6%
DBS Group Holdings Ltd.	26,140	899,965
Oversea-Chinese Banking Corp., Ltd.	234,000	2,998,446
United Overseas Bank Ltd.	42,800	1,209,860
Venture Corp. Ltd.	76,700	703,973
Wilmar International Ltd.	36,000	89,401
(Cost $4,595,793)		5,901,645
Spain 3.9%
Banco Bilbao Vizcaya Argentaria SA	84,035	1,145,216
Banco Santander SA	284,891	1,916,826
(Cost $1,713,972)		3,062,042

Sweden 3.5%
Skandinaviska Enskilda Banken AB "A"*	12,915	212,793
Volvo AB "B"* (a)	85,457	2,513,095
(Cost $2,274,832)		2,725,888
Switzerland 8.4%
Cie Financiere Richemont SA "A", (Registered)	8,307	1,450,236
Holcim AG	16,096	1,735,298
Novartis AG (Registered)	15,774	1,754,898
Roche Holding AG (Genusschein)	4,905	1,612,688
(Cost $5,063,011)		6,553,120
United Kingdom 16.8%
AstraZeneca PLC	2,095	308,155
Barclays PLC	83,614	313,883
British American Tobacco PLC	50,645	2,087,166
easyJet PLC	31,978	183,145
GSK PLC	93,289	1,782,664
HSBC Holdings PLC	158,147	1,791,256
Imperial Brands PLC	28,208	1,045,309
International Consolidated Airlines Group SA	28,146	95,378
ITV PLC	1,571,558	1,603,838
Johnson Matthey PLC	8,451	144,870
Lloyds Banking Group PLC	2,465,362	2,316,812
NatWest Group PLC	69,101	407,349
Persimmon PLC	4,803	74,232
Rio Tinto PLC	7,008	420,148
Shell PLC	5,094	185,825
Standard Chartered PLC	20,393	302,266
(Cost $10,407,153)		13,062,296
Total Common Stocks (Cost $62,101,646)		76,331,865

Preferred Stocks 0.5%
Germany
Henkel AG & Co. KGaA (Cost $409,350)	5,240	417,093

Securities Lending Collateral 7.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c) (Cost $5,652,150)	5,652,150	5,652,150

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.37% (b) (Cost $355,970)	355,970	355,970

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $68,519,116)	106.3	82,757,078
Other Assets and Liabilities, Net	(6.3)	(4,934,092)
Net Assets	100.0	77,822,986
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 7.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c)
—	5,652,150 (d)	—	—	—	2,185	—	5,652,150	5,652,150
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.37% (b)
380,311	3,055,644	3,079,985	—	—	3,068	—	355,970	355,970
380,311	8,707,794	3,079,985	—	—	5,253	—	6,008,120	6,008,120

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $5,249,292, which is 6.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

ADR: American Depositary Receipt
At March 31, 2025 the DWS CROCI® International VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	19,024,126	25%
Health Care	15,598,831	20%
Materials	8,686,088	11%
Industrials	8,059,161	10%
Consumer Discretionary	8,042,381	10%
Communication Services	4,428,209	6%
Consumer Staples	4,242,206	6%
Information Technology	3,187,182	4%
Energy	3,010,290	4%
Utilities	2,470,485	3%
Total	76,748,959	99%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,942,610	$—	$1,942,610
Austria	—	312,505	—	312,505
Denmark	—	2,224,555	—	2,224,555
Finland	—	1,511,046	—	1,511,046
France	—	7,255,808	—	7,255,808
Germany	—	2,742,393	—	2,742,393
Hong Kong	—	1,802,910	—	1,802,910
Ireland	—	271,675	—	271,675
Israel	543,268	—	—	543,268
Italy	—	2,799,883	—	2,799,883
Japan	—	18,802,226	—	18,802,226
Luxembourg	—	4,817,995	—	4,817,995
Singapore	—	5,901,645	—	5,901,645
Spain	—	3,062,042	—	3,062,042
Sweden	—	2,725,888	—	2,725,888
Switzerland	—	6,553,120	—	6,553,120
United Kingdom	—	13,062,296	—	13,062,296
Preferred Stocks	—	417,093	—	417,093
Short-Term Investments (a)	6,008,120	—	—	6,008,120
Total	$6,551,388	$76,205,690	$—	$82,757,078

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1cint-PH1
R-080548-3 (1/27)